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Statement of Additional Information Supplement dated June 10, 2019

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A2, AX, C, CX, P, R, RX, R5, R6, S, Y, Invesco Cash Reserve, Investor Class, Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds, as applicable, listed below:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Conservative Income Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Select Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Government & Agency Portfolio

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco Health Care Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Allocation Fund

Invesco Income Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Select Equity Fund

Invesco International Small Company Fund

Invesco Limited Term Municipal Income Fund

Invesco Liquid Assets Portfolio

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco OFI Pictet Global Environmental Solutions Fund

Invesco Oppenheimer Capital Appreciation Fund

Invesco Oppenheimer Capital Income Fund

Invesco Oppenheimer Developing Markets Fund

Invesco Oppenheimer Discovery Fund

Invesco Oppenheimer Discovery Mid Cap Growth Fund

Invesco Oppenheimer Dividend Opportunity Fund

Invesco Oppenheimer Emerging Markets Innovators Fund

Invesco Oppenheimer Emerging Markets Local Debt Fund

Invesco Oppenheimer Equity Income Fund

Invesco Oppenheimer Fundamental Alternatives Fund

Invesco Oppenheimer Global Allocation Fund

Invesco Oppenheimer Global Focus Fund

Invesco Oppenheimer Global Fund

Invesco Oppenheimer Global High Yield Fund

Invesco Oppenheimer Global Multi-Asset Growth Fund

Invesco Oppenheimer Global Multi-Asset Income Fund

Invesco Oppenheimer Global Opportunities Fund

Invesco Oppenheimer Global Strategic Income Fund

Invesco Oppenheimer Global Unconstrained Bond Fund

Invesco Oppenheimer Gold & Special Minerals Fund

Invesco Oppenheimer Government Cash Reserves Fund

Invesco Oppenheimer Government Money Market Fund

Invesco Oppenheimer Institutional Government Money Market Fund

Invesco Oppenheimer Intermediate Income Fund

Invesco Oppenheimer Intermediate Term Municipal Fund

Invesco Oppenheimer International Bond Fund

Invesco Oppenheimer International Diversified Fund

Invesco Oppenheimer International Equity Fund

Invesco Oppenheimer International Growth Fund

Invesco Oppenheimer International Small-Mid Company Fund

Invesco Oppenheimer Limited-Term Bond Fund

Invesco Oppenheimer Limited-Term Government Fund

Invesco Oppenheimer Macquarie Global Infrastructure Fund

Invesco Oppenheimer Main Street All Cap Fund®

Invesco Oppenheimer Main Street Fund®

Invesco Oppenheimer Main Street Mid Cap Fund®

Invesco Oppenheimer Main Street Small Cap Fund®

Invesco Oppenheimer Master Event-Linked Bond Fund

Invesco Oppenheimer Master Inflation Protected Securities Fund

Invesco Oppenheimer Master Loan Fund

Invesco Oppenheimer Mid Cap Value Fund

Invesco Oppenheimer Municipal Fund

Invesco Oppenheimer Portfolio Series: Active Allocation Fund

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund

Invesco Oppenheimer Portfolio Series: Growth Investor Fund

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

Invesco Oppenheimer Preferred Securities and Income Fund

Invesco Oppenheimer Real Estate Fund

Invesco Oppenheimer Rising Dividends Fund

Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

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Invesco Oppenheimer Rochester® California Municipal Fund

Invesco Oppenheimer Rochester® High Yield Municipal Fund

Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

Invesco Oppenheimer Rochester® Municipals Fund

Invesco Oppenheimer Rochester® New Jersey Municipal Fund

Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund

Invesco Oppenheimer Senior Floating Rate Fund

Invesco Oppenheimer Senior Floating Rate Plus Fund

Invesco Oppenheimer Short Term Municipal Fund

Invesco Oppenheimer Small Cap Value Fund

Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Invesco Oppenheimer SteelPath MLP Alpha Fund

Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Invesco Oppenheimer SteelPath MLP Income Fund

Invesco Oppenheimer SteelPath MLP Select 40 Fund

Invesco Oppenheimer SteelPath Panoramic Fund

Invesco Oppenheimer Total Return Bond Fund

Invesco Oppenheimer Ultra-Short Duration Fund

Invesco Oppenheimer Value Fund

Invesco Pacific Growth Fund

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Premier Portfolio

Invesco Premier Tax-Exempt Portfolio

Invesco Premier U.S. Government Money Portfolio

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco STIC Prime Portfolio

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Cash Reserve Portfolio

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Treasury Portfolio

Invesco Treasury Obligations Portfolio

Invesco U.S. Managed Volatility Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

Effective June 10, 2019, the Board of Trustees (the “Board”) appointed Beth Ann Brown, Elizabeth Krentzman, Joel W. Motley, Daniel S. Vandivort and James D. Vaughn as trustees of each Fund. The following information is added under “Management of the Trust – Board of Trustees – Independent Trustees” in the Statement of Additional Information for each Fund.

“Beth Ann Brown, Trustee

Beth Ann Brown has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2016 to 2019, Ms. Brown served on the boards of certain investment companies in the Oppenheimer Funds complex.

Ms. Brown has served as Director of Caron Engineering, Inc. since 2018 and an Independent Consultant since September 2012. Since 2013, she also serves as Vice President and Director of Grahamtastic Connection, a non-profit organization.

Previously, Ms. Brown served in various capacities at Columbia Management Investment Advisers LLC, including Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts. She also served as Senior Vice President, National Account Manager from 2002-2004 and Senior Vice President, Key Account Manager from 1999 to 2002 of Liberty Funds Distributor, Inc.

From 2014 and 2017, Ms. Brown served on the Board of Advisors of Caron Engineering Inc. and as President and Director of Acton Shapleigh Youth Conservation Corps, a non–profit organization, from 2012 to 2015.

The Board believes that Ms. Brown’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.

Elizabeth Krentzman, Trustee

Elizabeth Krentzman has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Ms. Krentzman served on the boards of certain investment companies in the Oppenheimer Funds complex.

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Ms. Krentzman currently serves as a member of the Board of Trustees and Audit Committee of the University of Florida National Board Foundation. She is a member of the Cartica Funds Board of Directors (private investment funds). Ms. Krentzman is also a member of the Board of Trustees and Audit Committee of the University of Florida Law Center Association, Inc.

Previously, Ms. Krentzman served from 1997 to 2004 and from 2007 and 2014 in various capacities at Deloitte & Touche LLP, including Principal and Chief Regulatory Advisor for Asset Management Services, U.S. Mutual Fund Leader and National Director of the Investment Management Regulatory Consulting Practice. She served as General Counsel of the Investment Company Institute from 2004 to 2007.

From 1996 to 1997, Ms. Krentzman served as an Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission. She also served from 1987 to 1996 in various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission and as an Associate at Ropes & Gray LLP.

The Board believes that Ms. Krentzman’s legal background, experience in financial services and accounting and as a director of other investment companies benefits the Funds.

Joel W. Motley, Trustee

Joel W. Motley has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2002 to 2019, Mr. Motley served on the boards of certain investment companies in the Oppenheimer Funds complex.

Since 2016, Mr. Motley has served as an independent director of the Office of Finance of the Federal Home Loan Bank System. He is a member of the Vestry of Trinity Wall Street since 2011 and has served as Managing Director of Carmona Motley, Inc., a privately-held financial advisory firm, since January 2002.

Mr. Motley also serves as a member of the Finance and Budget Committee of the Council on Foreign Relations. He is a member of the Investment Committee and is Chairman Emeritus of the Board of Human Rights Watch and a member of the Investment Committee and the Board of Historic Hudson Valley.

Since 2011, he has served as a Board Member and Investment Committee Member of the Pulitzer Center for Crisis Reporting, a non-profit journalism organization. Mr. Motley also serves as Director and member of the Board and Investment Committee of The Greenwall Foundation and as a Director of Friends of the LRC, a Southern Africa legal services foundation.

Previously, Mr. Motley served as Managing Director of Public Capital Advisors, LLC, a privately held financial advisory firm, from 2006 to 2017. He also served as Managing Director of Carmona Motley Hoffman Inc. a privately-held financial advisor and served as a Director of Columbia Equity Financial Corp. a privately-held financial advisor from 2002 to 2007.

The Board believes that Mr. Motley’s experience in financial services and as a director of other investment companies benefits the Funds.

Daniel S. Vandivort, Trustee

Daniel S. Vandivort has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Mr. Vandivort served on the boards of certain investment companies in the Oppenheimer Funds complex.

Mr. Vandivort is currently Treasurer, Chairman of the Audit and Finance Committee and Trustee of the Board of Trustees at Huntington Disease Foundation of America. He also serves as President of Flyway Advisory Services LLC, a consulting and property management company.

Previously, Mr. Vandivort served as Chairman and Lead Independent Director, Chairman of the Audit Committee and Director of Value Line Funds from 2008 through 2014.

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The Board believes that Mr. Vandivort’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.

James D. Vaughn, Trustee

James D. Vaughn has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2012 to 2019, Mr. Vaughn served on the boards of certain investment companies in the Oppenheimer Funds complex.

Prior to his retirement, Mr. Vaughn formerly served as managing partner of the Denver office of Deloitte & Touche LLP, and held various positions in the Denver and New York offices during his 32 year career.

He currently serves as a Board member and Chairman of Audit Committee of AMG National Trust Bank since 2005. He serves as a Trustee and member of the Investment Committee of the University of South Dakota Foundation. Mr. Vaughn also currently serves as a Board member, Audit Committee member and past Board Chair of Junior Achievement since 1993.

Previously, Mr. Vaughn served as Trustee and Chairman of the Audit Committee of Schroder Funds from 2003 to 2012. He also previously served as a Board Member of Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network.

The Board believes that Mr. Vaughn’s experience in financial services and accounting and as a director of other investment companies benefits the Funds.”

The following information is added to the table under “Appendix C – Trustees and Officers” in the Statement of Additional Information for each Fund.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Independent Trustees

“Beth Ann Brown –1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts; Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	225	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, of Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)

Elizabeth Krentzman – 1959 Trustee	2019	Formerly, Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S.	225	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private

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		Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP.; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds		investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member

Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Hoffman Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley

Formerly, Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			225	Director of Greenwall Foundation; Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)

Daniel S. Vandivort – 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, Board of Trustees (New York), Oppenheimer Funds	225	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds

James D. Vaughn – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network; and Trustee of certain Oppenheimer Funds	225	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement”

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